GUARANTOR SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES
The Company and certain of the Company’s direct and indirect wholly-owned domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee on a joint and several basis certain of the outstanding indebtedness of Clear Channel Worldwide Holdings, Inc. ("CCWH" or the “Subsidiary Issuer”).  The following consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2017
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	2,212	—	22,841	119,066	—	$144,119
Accounts receivable, net of allowance	—	—	192,493	466,970	—	659,463
Intercompany receivables	—	785,075	2,924,888	88,053	(3,798,016)	—
Prepaid expenses	291	3,433	50,028	58,124	—	111,876
Other current assets	25,441	—	2,552	30,721	—	58,714
Total Current Assets	27,944	788,508	3,192,802	762,934	(3,798,016)	974,172
Structures, net	—	—	675,443	505,439	—	1,180,882
Other property, plant and equipment, net	—	—	119,856	94,291	—	214,147
Indefinite-lived intangibles	—	—	977,152	—	—	977,152
Other intangibles, net	—	—	248,674	25,188	—	273,862
Goodwill	—	—	507,820	206,223	—	714,043
Due from iHeartCommunications	211,990	—	—	—	—	211,990
Intercompany notes receivable	182,026	5,087,742	12,437	16,273	(5,298,478)	—
Other assets	431,671	94,543	1,343,032	70,897	(1,815,609)	124,534
Total Assets	$853,631	$5,970,793	$7,077,216	$1,681,245	$(10,912,103)	$4,670,782

Accounts payable	$—	$—	$7,592	$80,368	$—	$87,960
Intercompany payable	2,924,888	—	873,128	—	(3,798,016)	—
Accrued expenses	1,167	(1,315)	91,325	418,624	—	509,801
Deferred income	—	—	25,278	33,900	—	59,178
Current portion of long-term debt	—	—	115	458	—	573
Total Current Liabilities	2,926,055	(1,315)	997,438	533,350	(3,798,016)	657,512
Long-term debt	—	4,895,104	1,820	369,229	—	5,266,153
Intercompany notes payable	—	16,273	5,046,119	236,086	(5,298,478)	—
Deferred tax liability	(93,111)	853	466,827	(53,127)	—	321,442
Other long-term liabilities	1,157	—	140,272	142,540	—	283,969
Total stockholders' equity (deficit)	(1,980,470)	1,059,878	424,740	453,167	(1,815,609)	(1,858,294)
Total Liabilities and Stockholders' Equity	$853,631	$5,970,793	$7,077,216	$1,681,245	$(10,912,103)	$4,670,782

(In thousands)	December 31, 2016
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$300,285	$—	$61,542	$169,710	$—	$531,537
Accounts receivable, net of allowance	—	—	193,474	399,596	—	593,070
Intercompany receivables	—	687,043	2,694,094	99,431	(3,480,568)	—
Prepaid expenses	1,363	3,433	51,751	55,022	—	111,569
Assets held for sale	—	—	55,602	—	—	55,602
Other current assets	—	—	6,873	32,326	—	39,199
Total Current Assets	301,648	690,476	3,063,336	756,085	(3,480,568)	1,330,977
Structures, net	—	—	746,877	449,799	—	1,196,676
Other property, plant and equipment, net	—	—	124,138	92,019	—	216,157
Indefinite-lived intangibles	—	—	951,439	9,527	—	960,966
Other intangibles, net	—	—	259,915	39,702	—	299,617
Goodwill	—	—	505,478	190,785	—	696,263
Due from iHeartCommunications	885,701	—	—	—	—	885,701
Intercompany notes receivable	182,026	4,887,354	—	—	(5,069,380)	—
Other assets	271,169	407,984	1,334,739	65,589	(1,957,468)	122,013
Total Assets	$1,640,544	$5,985,814	$6,985,922	$1,603,506	$(10,507,416)	$5,708,370

Accounts payable	$—	$—	$14,897	$71,973	$—	$86,870
Intercompany payable	2,694,094	—	786,474	—	(3,480,568)	—
Accrued expenses	2,223	58,652	35,509	384,488	—	480,872
Deferred income	—	—	33,471	33,534	—	67,005
Current portion of long-term debt	—	—	89	6,882	—	6,971
Total Current Liabilities	2,696,317	58,652	870,440	496,877	(3,480,568)	641,718
Long-term debt	—	4,886,318	1,711	221,991	—	5,110,020
Intercompany notes payable	—	5,000	5,027,681	36,699	(5,069,380)	—
Deferred tax liability	772	1,367	685,780	(45,906)	—	642,013
Other long-term liabilities	1,055	—	135,094	125,782	—	261,931
Total stockholders' equity (deficit)	(1,057,600)	1,034,477	265,216	768,063	(1,957,468)	(947,312)
Total Liabilities and Stockholders' Equity	$1,640,544	$5,985,814	$6,985,922	$1,603,506	$(10,507,416)	$5,708,370

(In thousands)	Year Ended December 31, 2017
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,137,003	$1,451,699	$—	$2,588,702
Operating expenses:
Direct operating expenses	—	—	510,271	899,496	—	1,409,767
Selling, general and administrative expenses	—	—	192,452	306,761	—	499,213
Corporate expenses	14,660	—	93,232	35,786	—	143,678
Depreciation and amortization	—	—	181,906	144,085	—	325,991
Impairment charges	—	—	—	4,159	—	4,159
Other operating income (expense), net	(406)	—	34,943	(8,146)	—	26,391
Operating income (loss)	(15,066)	—	194,085	53,266	—	232,285
Interest (income) expense, net	(414)	353,082	(205)	27,238	—	379,701
Interest income on Due from iHeartCommunications	68,871	—	—	—	—	68,871
Intercompany interest income	16,349	339,925	69,424	184	(425,882)	—
Intercompany interest expense	68,871	406	356,458	147	(425,882)	—
Loss on Due from iHeartCommunications	(855,648)	—	—	—	—	(855,648)
Loss on investments, net	—	—	—	(1,045)	—	(1,045)
Equity in earnings (loss) of nonconsolidated affiliates	114,363	117	(22,754)	(1,981)	(90,735)	(990)
Other income, net	3,167	—	11,232	15,401	—	29,800
Income (loss) before income taxes	(736,421)	(13,446)	(104,266)	38,440	(90,735)	(906,428)
Income tax benefit (expense)	92,073	2,405	218,629	(32,889)	—	280,218
Consolidated net income (loss)	(644,348)	(11,041)	114,363	5,551	(90,735)	(626,210)
Less amount attributable to noncontrolling interest	—	—	—	18,138	—	18,138
Net income (loss) attributable to the Company	$(644,348)	$(11,041)	$114,363	$(12,587)	$(90,735)	$(644,348)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	235	43,106	—	43,341
Unrealized holding loss on marketable securities	—	—	—	(414)	—	(414)
Other adjustments to comprehensive income (loss)	—	—	—	6,720	—	6,720
Reclassification adjustments	—	—	—	5,441	—	5,441
Equity in subsidiary comprehensive income	46,139	36,442	45,904	—	(128,485)	—
Comprehensive income (loss)	(598,209)	25,401	160,502	42,266	(219,220)	(589,260)
Less amount attributable to noncontrolling interest	—	—	—	8,949	—	8,949
Comprehensive income (loss) attributable to the Company	$(598,209)	$25,401	$160,502	$33,317	$(219,220)	$(598,209)

(In thousands)	Year Ended December 31, 2016
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,144,445	$1,535,377	$—	$2,679,822
Operating expenses:
Direct operating expenses	—	—	497,634	920,685	—	1,418,319
Selling, general and administrative expenses	—	—	196,006	319,415	—	515,421
Corporate expenses	13,157	—	61,926	42,353	—	117,436
Depreciation and amortization	—	—	177,918	166,206	—	344,124
Impairment charges	—	—	—	7,274	—	7,274
Other operating income (expense), net	(427)	—	291,717	63,398	—	354,688
Operating income (loss)	(13,584)	—	502,678	142,842	—	631,936
Interest (income) expense, net	(1,195)	353,447	721	22,056	—	375,029
Interest income on Due from iHeartCommunications	50,309	—	—	—	—	50,309
Intercompany interest income	16,142	341,472	52,103	—	(409,717)	—
Intercompany interest expense	50,309	15	357,614	1,779	(409,717)	—
Gain (loss) on investments, net	—	—	(250)	781	—	531
Equity in earnings (loss) of nonconsolidated affiliates	130,558	38,440	(25,902)	(2,837)	(141,948)	(1,689)
Other income (expense), net	3,429	—	(6,376)	(67,735)	—	(70,682)
Income before income taxes	137,740	26,450	163,918	49,216	(141,948)	235,376
Income tax benefit (expense)	(2,670)	(55,574)	(33,360)	14,105	—	(77,499)
Consolidated net income (loss)	135,070	(29,124)	130,558	63,321	(141,948)	157,877
Less amount attributable to noncontrolling interest	—	—	—	22,807	—	22,807
Net income (loss) attributable to the Company	$135,070	$(29,124)	$130,558	$40,514	$(141,948)	$135,070
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(8,000)	31,357	—	23,357
Unrealized holding loss on marketable securities	—	—	—	(576)	—	(576)
Other adjustments to comprehensive loss	—	—	—	(11,814)	—	(11,814)
Reclassification adjustments	—	—	—	46,730	—	46,730
Equity in subsidiary comprehensive income	65,735	67,318	73,735	—	(206,788)	—
Comprehensive income	200,805	38,194	196,293	106,211	(348,736)	192,767
Less amount attributable to noncontrolling interest	—	—	—	(8,038)	—	(8,038)
Comprehensive income attributable to the Company	$200,805	$38,194	$196,293	$114,249	$(348,736)	$200,805

(In thousands)	Year Ended December 31, 2015
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$1,193,320	$1,612,884	$—	$2,806,204
Operating expenses:
Direct operating expenses	—	—	507,729	978,106	—	1,485,835
Selling, general and administrative expenses	—	—	199,769	328,052	—	527,821
Corporate expenses	13,049	—	58,719	44,755	—	116,523
Depreciation and amortization	—	—	194,891	181,071	—	375,962
Impairment charges	—	—	21,631	—	—	21,631
Other operating income (expense), net	(458)	—	(7,732)	3,366	—	(4,824)
Operating income (loss)	(13,507)	—	202,849	84,266	—	273,608
Interest expense, net	2	352,329	1,630	1,956	—	355,917
Interest income on Due from iHeartCommunications	61,439	—	—	—	—	61,439
Intercompany interest income	16,068	340,457	62,002	—	(418,527)	—
Intercompany interest expense	61,439	—	356,525	563	(418,527)	—
Equity in earnings (loss) of nonconsolidated affiliates	(63,290)	23,020	18,246	(1,935)	23,670	(289)
Other income, net	2,915	3,440	20,318	10,289	(24,575)	12,387
Income (loss) before income taxes	(57,816)	14,588	(54,740)	90,101	(905)	(8,772)
Income tax expense	(953)	(575)	(8,550)	(39,865)	—	(49,943)
Consolidated net income (loss)	(58,769)	14,013	(63,290)	50,236	(905)	(58,715)
Less amount attributable to noncontrolling interest				24,629		24,629
Net income (loss) attributable to the Company	$(58,769)	$14,013	$(63,290)	$25,607	$(905)	$(83,344)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	(3,440)	(16,605)	(92,737)	—	(112,782)
Unrealized holding gain on marketable securities	—	—	—	553	—	553
Other adjustments to comprehensive loss	—	—	—	(10,266)	—	(10,266)
Reclassification adjustments	—	—	—	808	—	808
Equity in subsidiary comprehensive loss	(110,802)	(62,189)	(90,927)	—	263,918	—
Comprehensive loss	(169,571)	(51,616)	(170,822)	(76,035)	263,013	(205,031)
Less amount attributable to noncontrolling interest	—	—	—	(10,885)	—	(10,885)
Comprehensive loss attributable to the Company	$(169,571)	$(51,616)	$(170,822)	$(65,150)	$263,013	$(194,146)

(In thousands)	Year Ended December 31, 2017
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(644,348)	$(11,041)	$114,363	$5,551	$(90,735)	$(626,210)
Reconciling items:
Impairment charges	—	—	—	4,159	—	4,159
Depreciation and amortization	—	—	181,906	144,085	—	325,991
Deferred taxes	(93,882)	(514)	(218,955)	2,266	—	(311,085)
Provision for doubtful accounts	—	—	10,083	(3,343)	—	6,740
Amortization of deferred financing charges and note discounts, net	—	8,786	—	1,741	—	10,527
Share-based compensation	—	—	6,432	3,158	—	9,590
(Gain) loss on disposal of operating assets, net	—	—	(35,020)	5,673	—	(29,347)
Loss on Due from iHeartCommunications	855,648	—	—	—	—	855,648
Loss on investments, net	—	—	—	1,045	—	1,045
Equity in (earnings) loss of nonconsolidated affiliates	(114,363)	(117)	22,754	1,981	90,735	990
Foreign exchange transaction gain	—	—	(27)	(29,536)	—	(29,563)
Other reconciling items, net	—	—	(3,423)	(1,287)	—	(4,710)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	—	—	(9,104)	(30,686)	—	(39,790)
Decrease in prepaids and other current assets	1,072	—	2,410	6,126	—	9,608
Increase (decrease) in accrued expenses	(436)	(59,968)	56,926	(3,838)	—	(7,316)
Increase (decrease) in accounts payable	—	—	(7,305)	3,179	—	(4,126)
Increase (decrease) in accrued interest	—	—	(77)	508	—	431
Decrease in deferred income	—	—	(8,401)	(4,872)	—	(13,273)
Changes in other operating assets and liabilities	—	—	(3,067)	3,876	—	809
Net cash provided by (used for) operating activities	$3,691	$(62,854)	$109,495	$109,786	$—	$160,118
Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(73,641)	(150,597)	—	(224,238)
Proceeds from disposal of assets	—	—	55,747	16,302	—	72,049
Purchases of other operating assets	—	—	(757)	(80)	—	(837)
(Increase) decrease in intercompany notes receivable, net	—	149,612	11	(11,284)	(138,339)	—
Dividends from subsidiaries	—	—	10,710	—	(10,710)	—
Change in other, net	—	—	(5)	(1,491)	—	(1,496)
Net cash provided by (used for) investing activities	$—	$149,612	$(7,935)	$(147,150)	$(149,049)	$(154,522)
Cash flows from financing activities:
Payments on credit facilities	—	—	—	(909)	—	(909)
Proceeds from long-term debt	—	—	—	156,000	—	156,000
Payments on long-term debt	—	—	(100)	(648)	—	(748)
Net transfers to iHeartCommunications	(181,939)	—	—	—	—	(181,939)
Dividends and other payments to noncontrolling interests	—	—	—	(12,010)	—	(12,010)
Dividends paid	(332,824)	—	—	(10,710)	10,710	(332,824)
Increase (decrease) in intercompany notes payable, net	—	11,273	—	(149,612)	138,339	—
Intercompany funding	239,908	(98,031)	(140,160)	(1,717)	—	—
Change in other, net	(1,468)	—	(1)	(5,614)	—	(7,083)
Net cash used for financing activities	(276,323)	(86,758)	(140,261)	(25,220)	149,049	(379,513)
Effect of exchange rate changes on cash	—	—	—	9,536	—	9,536
Net decrease in cash and cash equivalents	(272,632)	—	(38,701)	(53,048)	—	(364,381)
Cash and cash equivalents at beginning of year	300,285	—	61,542	190,864	—	552,691
Cash and cash equivalents at end of year	$27,653	$—	$22,841	$137,816	$—	$188,310

(In thousands)	Year Ended December 31, 2016
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$135,070	$(29,124)	$130,558	$63,321	$(141,948)	$157,877
Reconciling items:
Impairment charges	—	—	—	7,274	—	7,274
Depreciation and amortization	—	—	177,918	166,206	—	344,124
Deferred taxes	—	—	88,083	(56,058)	—	32,025
Provision for doubtful accounts	—	—	5,565	5,094	—	10,659
Amortization of deferred financing charges and note discounts, net	—	8,741	—	1,831	—	10,572
Share-based compensation	—	—	5,658	4,633	—	10,291
Gain on sale of operating and fixed assets	—	—	(293,802)	(69,683)	—	(363,485)
(Gain) loss on investments, net	—	—	250	(781)	—	(531)
Equity in (earnings) loss of nonconsolidated affiliates	(130,558)	(38,440)	25,902	2,837	141,948	1,689
Foreign exchange transaction loss	—	—	22,874	46,725	—	69,599
Other reconciling items, net	—	—	1,256	(1,391)	—	(135)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accounts receivable	—	—	13,660	16,648	—	30,308
(Increase) decrease in prepaids and other current assets	60	—	5,662	(21,661)		(15,939)
Increase (decrease) in accrued expenses	(227)	59,359	(70,834)	37,220	—	25,518
Increase (decrease) in accounts payable	—	—	2,764	(6,561)	—	(3,797)
Increase (decrease) in accrued interest	—	—	(571)	765	—	194
Decrease in deferred income	—	—	(5,265)	(12,854)	—	(18,119)
Changes in other operating assets and liabilities	—	—	9,846	540	—	10,386
Net cash provided by operating activities	$4,345	$536	$119,524	$184,105	$—	$308,510
Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(77,034)	(152,738)	—	(229,772)
Proceeds from disposal of assets	—	—	358,906	449,288	—	808,194
Purchases of other operating assets	—	—	(1,689)	(555)	—	(2,244)
Decrease in intercompany notes receivable, net	—	220,038	—	—	(220,038)	—
Dividends from subsidiaries	—	—	235,467	—	(235,467)	—
Change in other, net	—	(79)	—	(2,098)	79	(2,098)
Net cash provided by investing activities	$—	$219,959	$515,650	$293,897	$(455,426)	$574,080
Cash flows from financing activities:
Payments on credit facilities	—	—	—	(2,100)	—	(2,100)
Proceeds from long-term debt	—	—	801	6,055	—	6,856
Payments on long-term debt	—	—	(79)	(2,255)	—	(2,334)
Net transfers to iHeartCommunications	45,099	—	—	—	—	45,099
Dividends and other payments to noncontrolling interests	—	—	—	(16,917)	—	(16,917)
Dividends paid	(755,538)	—	(913)	(234,554)	235,467	(755,538)
Increase (decrease) in intercompany notes payable, net	—	5,000	(3,604)	(221,434)	220,038	—
Intercompany funding	789,044	(225,495)	(588,292)	24,743	—	—
Change in other, net	(1,366)	—	—	(120)	(79)	(1,565)
Net cash provided by (used for) financing activities	77,239	(220,495)	(592,087)	(446,582)	455,426	(726,499)
Effect of exchange rate changes on cash	—	—	—	(5,330)	—	(5,330)
Net increase in cash and cash equivalents	81,584	—	43,087	26,090	—	150,761
Cash and cash equivalents at beginning of year	218,701	—	18,455	164,774	—	401,930
Cash and cash equivalents at end of year	$300,285	$—	$61,542	$190,864	$—	$552,691

(In thousands)	Year Ended December 31, 2015
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(58,769)	$14,013	$(63,290)	$50,236	$(905)	$(58,715)
Reconciling items:
Impairment charges	—	—	21,631	—	—	21,631
Depreciation and amortization	—	—	194,891	181,071	—	375,962
Deferred taxes	—	1,282	7,305	(2,685)	—	5,902
Provision for doubtful accounts	—	—	5,398	7,986	—	13,384
Amortization of deferred financing charges and note discounts, net	—	7,468	1,230	72	—	8,770
Share-based compensation	—	—	5,855	2,647	—	8,502
Gain on sale of operating and fixed assets	—	—	(1,235)	(4,233)	—	(5,468)
Equity in (earnings) loss of nonconsolidated affiliates	63,290	(23,020)	(18,246)	1,935	(23,670)	289
Foreign exchange transaction gain	—	(3,440)	(11)	(11,339)	—	(14,790)
Other reconciling items, net	—	—	1,350	—	—	1,350
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	—	—	(12,878)	(44,702)	—	(57,580)
(Increase) decrease in prepaids and other current assets	(124)	(3,433)	4,664	(8,685)	—	(7,578)
Increase (decrease) in accrued expenses	486	(983)	5,476	(1,362)	—	3,617
Increase (decrease) in accounts payable	—	—	(15,742)	21,472	19,960	25,690
Increase (decrease) in accrued interest	—	(3,199)	15	(888)	—	(4,072)
Increase (decrease) in deferred income	—	—	(6,879)	9,428	—	2,549
Changes in other operating assets and liabilities	—	—	(17,114)	(3,644)	—	(20,758)
Net cash provided by (used by) operating activities	4,883	(11,312)	112,420	197,309	(4,615)	298,685
Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(72,374)	(145,958)	—	(218,332)
Proceeds from disposal of assets	—	—	4,626	6,638	—	11,264
Purchases of other operating assets	—	—	(23,042)	(598)	—	(23,640)
Decrease in intercompany notes receivable, net	—	70,125	—	—	(70,125)	—
Dividends from subsidiaries	—	157,570	—	—	(157,570)	—
Change in other, net	—	(8,606)	(909)	(27,015)	9,513	(27,017)
Net cash provided by (used by) investing activities	—	219,089	(91,699)	(166,933)	(218,182)	(257,725)
Cash flows from financing activities:
Payments on credit facilities	—	—	—	(3,849)	—	(3,849)
Proceeds from long-term debt	—	—	—	222,777	—	222,777
Payments on long-term debt	—	—	(56)	—	—	(56)
Net transfer to iHeartCommunications	17,007	—	—	—	—	17,007
Dividends and other payments to noncontrolling interests	—	—	—	(30,870)	—	(30,870)
Dividends paid	—	—	—	(182,145)	182,145	—
Decrease in intercompany notes payable, net	—	—	(4,625)	(65,500)	70,125	—
Intercompany funding	193,021	(207,777)	2,415	12,341	—	—
Change in other, net	2,885	—	—	673	(9,513)	(5,955)
Net cash provided by (used by) financing activities	212,913	(207,777)	(2,266)	(46,573)	242,757	199,054
Effect of exchange rate changes on cash	—	—	—	(13,231)	—	(13,231)
Net increase (decrease) in cash and cash equivalents	217,796	—	18,455	(29,428)	19,960	226,783
Cash and cash equivalents at beginning of year	905	—	—	194,202	(19,960)	175,147
Cash and cash equivalents at end of year	$218,701	$—	$18,455	$164,774	$—	$401,930